INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Thousands		6 Months Ended	11 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Components of income tax expense:
Current tax expense		$ 366	$ 111	$ 510	$ 222
Deferred tax expense		19	0	46	0
Total income tax expense	[1]	$ 385	$ 111	$ 556	$ 222

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.